Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 22,616	$ 24,092
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	7,314	8,804
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	2,727	2,376
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 12,575	$ 12,912